UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1.  Schedule of Investments

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

AUSTRALIA (19.1%)
COMMON STOCKS (18.1%)
CHEMICALS (1.0%)
Nufarm, Ltd.	55,308	$223,718

COMMERCIAL SERVICES (0.3%)
Silver Chef, Ltd.	2,109	15,355
Slater & Gordon, Ltd.	20,000	54,832

		70,187

DIVERSIFIED FINANCIAL SERVICES (0.3%)
FlexiGroup, Ltd.	15,000	61,348

ELECTRIC (2.2%)
AGL Energy, Ltd.	33,299	435,506
ERM Power, Ltd.	30,000	76,854

		512,360

HEALTHCARE-PRODUCTS (1.0%)
Cochlear, Ltd.	4,000	219,613

HEALTHCARE-SERVICES (1.5%)
Sonic Healthcare, Ltd.	26,324	338,604

INSURANCE (2.5%)
QBE Insurance Group, Ltd.	38,445	567,085

MINING (3.1%)
Orica, Ltd.	13,622	221,380
OZ Minerals, Ltd.	30,866	112,921
PanAust, Ltd.	213,387	375,945

		710,246

OIL & GAS (2.5%)
Santos, Ltd.	28,536	350,640
Woodside Petroleum, Ltd.	6,518	220,235

		570,875

RETAIL (1.8%)
Wesfarmers, Ltd.	11,583	422,298

TRANSPORTATION (1.9%)
Asciano Group	93,333	426,186

TOTAL COMMON STOCKS
(Cost $3,820,835)		4,122,520

	Principal

CORPORATE BONDS (1.0%)
CBA Capital Australia, Ltd., 3.43%, 4/15/15 (1) (2) (3)	$300,000	235,304

TOTAL CORPORATE BONDS
(Cost $202,443)		235,304

TOTAL AUSTRALIA
(Cost $4,023,278)		4,357,824

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

NEW ZEALAND (76.5%)
COMMON STOCKS (70.2%)
AGRICULTURE (0.5%)
PGG Wrightson, Ltd.	415,459	$109,506

COAL (0.0%)
Pike River Coal, Ltd. (4) (5)	1,145,295	-

COMMERCIAL SERVICES (17.2%)
Guinness Peat Group PLC (5)	495,906	215,870
Mowbray Collectables, Ltd. (5) (6)	821,593	328,112
Northland Port Corp. (NZ), Ltd.	81,425	180,800
Port of Tauranga, Ltd.	50,000	571,086
South Port New Zealand, Ltd.	1,027,930	2,627,297

		3,923,165

DIVERSIFIED FINANCIAL SERVICES (3.8%)
Heartland New Zealand, Ltd.	1,252,765	870,532

ELECTRIC (3.8%)
Contact Energy, Ltd.	40,000	171,566
Infratil, Ltd.	216,613	429,939
TrustPower, Ltd.	45,000	265,974

		867,479

ELECTRICAL COMPONENTS & EQUIPMENT (2.0%)
Cavotec SA	130,250	463,594

HEALTHCARE-PRODUCTS (1.1%)
Ebos Group, Ltd.	32,827	263,507

HEALTHCARE-SERVICES (11.9%)
Metlifecare, Ltd.	170,385	446,376
Ryman Healthcare, Ltd.	400,000	2,271,565

		2,717,941

HOME FURNISHINGS (3.9%)
Scott Technology, Ltd.	497,396	893,883

MEDIA (3.0%)
Sky Network Television, Ltd.	159,745	683,892

MINING (0.6%)
OceanaGold Corp. (5)	87,500	142,572

OIL & GAS (4.8%)
New Zealand Oil & Gas, Ltd.	962,531	641,944
New Zealand Refining Co., Ltd./The	235,157	458,293

		1,100,237

REITS (4.1%)
Goodman Property Trust	370,348	303,200
Vital Healthcare Property Trust	564,063	623,984

		927,184

RETAIL (4.5%)
Briscoe Group, Ltd.	183,520	337,137
Colonial Motor Co., Ltd.	199,565	685,407

		1,022,544

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

NEW ZEALAND (76.5%) – Continued
COMMON STOCKS (70.2%) – Continued
TELECOMMUNICATIONS (5.0%)
Chorus, Ltd.	125,000	$269,569
TeamTalk, Ltd.	396,019	869,850

		1,139,419

TRANSPORTATION (4.0%)
Freightways, Ltd.	173,540	562,758
Mainfreight, Ltd.	40,000	343,450

		906,208

TOTAL COMMON STOCKS
(Cost $11,262,729)		16,031,663

PREFERRED STOCKS (2.7%)
INVESTMENT COMPANIES (2.7%)
ASB Capital, Ltd., 3.68% (1) (2)	954,218	609,724

TOTAL PREFERRED STOCKS
(Cost $686,799)		609,724

	Principal

CORPORATE BONDS (3.6%)
Credit Agricole SA, 5.04%, 12/29/49 (1) (2) (3)	$890,000	447,843
Sky Network Television, Ltd., 3.19%, 10/16/16 (1) (2) (3)	500,000	386,582

TOTAL CORPORATE BONDS
(Cost $804,155)		834,425

TOTAL NEW ZEALAND
(Cost $12,753,683)		17,475,812

	Shares

SHORT-TERM INVESTMENTS (0.4%)
Federated Government Obligations Fund, 0.01% (7)	85,968	85,968

TOTAL SHORT-TERM INVESTMENTS
(Cost $85,968)		85,968

TOTAL INVESTMENTS (96.0%)
(Cost $16,862,929)		21,919,604
OTHER ASSETS IN EXCESS OF LIABILITIES (4.0%)		913,678

NET ASSETS (100.0%)		$22,833,282

(1) Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2013.
(2) Callable.
(3) Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(4) Security is being fair valued in accordance with the Trust’s fair valuation policies.
(5) Non-income producing.
(6) Affiliated Investment. See Notes to Schedules of Investments.
(7) Rate disclosed is the seven day yield as of July 31, 2013.

PLC  —  Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Africa Fund

	Shares	Value

COMMON STOCKS (64.7%)
EGYPT (3.2%)
Orascom Telecom Holding SAE GDR (1)	20,000	$58,800

GUERNSEY (0.4%)
Agriterra, Ltd. (1)	210,000	7,028

SOUTH AFRICA (58.3%)
African Bank Investments, Ltd.	10,145	14,962
Anglo American Platinum, Ltd. (1)	800	28,415
AngloGold Ashanti, Ltd. ADR	2,000	26,340
Astral Foods, Ltd.	4,000	37,667
Barloworld, Ltd.	3,300	27,432
Bidvest Group, Ltd.	1,400	34,624
Capitec Bank Holdings, Ltd.	2,850	52,037
Clientele, Ltd.	25,000	30,561
Coronation Fund Managers, Ltd.	6,500	43,281
Discovery Holdings, Ltd.	9,000	81,420
FirstRand, Ltd.	9,800	29,463
Gold Fields, Ltd. ADR	5,000	30,150
Grindrod, Ltd.	35,000	81,278
Howden Africa Holdings, Ltd.	11,000	44,600
Imperial Holdings, Ltd. ADR	1,200	25,224
Invicta Holdings, Ltd.	3,000	28,645
JD Group, Ltd.	9,200	28,303
Kagiso Media, Ltd.	16,000	39,572
MTN Group, Ltd. ADR	2,600	48,958
Nedbank Group, Ltd.	2,000	36,035
Pinnacle Technology Holdings, Ltd.	15,000	38,696
PSG Group, Ltd.	5,200	33,681
Rainbow Chicken, Ltd.	18,000	31,017
Sasol, Ltd. ADR	1,600	73,776
Shoprite Holdings, Ltd. ADR	900	30,510
Standard Bank Group, Ltd. ADR	2,800	31,472
Steinhoff International Holdings, Ltd. (1)	13,222	35,114
Wilson Bayly Holmes-Ovcon, Ltd.	2,200	34,810

		1,078,043

UNITED KINGDOM (2.8%)
SABMiller PLC ADR	500	24,580
Tullow Oil PLC ADR	3,500	27,755

		52,335

TOTAL COMMON STOCKS
(Cost $1,269,351)		1,196,206

EXCHANGE TRADED FUNDS (27.9%)
Global X Nigeria Index ETF (1)	3,500	52,465
iShares MSCI South Africa Index Fund	3,700	220,594
Market Vectors Africa Index ETF	8,340	242,503

TOTAL EXCHANGE TRADED FUNDS
(Cost $533,633)		515,562

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Africa Fund

	Principal		Value

SOVEREIGN BONDS (1.1%)
SOUTH AFRICA (1.1%)
South Africa Government Bond, 8.00%, 12/21/18 (2)	R	200,000	$21,115

TOTAL SOVEREIGN BONDS
(Cost $26,575)			21,115

	Shares

SHORT-TERM INVESTMENTS (5.2%)
Federated Government Obligations Fund, 0.01% (3)		95,556	95,556

TOTAL SHORT-TERM INVESTMENTS
(Cost $95,556)			95,556

TOTAL INVESTMENTS (98.9%)
(Cost $1,925,115)			1,828,439
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)			20,352

NET ASSETS (100.0%)			$1,848,791

(1) Non-income producing.
(2) Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3) Rate disclosed is the seven day yield as of July 31, 2013.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

PLC  —  Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (96.3%)
AUTO MANUFACTURERS (1.4%)
Toyota Motor Corp. ADR	500	$60,950

AUTO PARTS & EQUIPMENT (6.6%)
NGK Spark Plug Co., Ltd.	6,000	119,375
Sumitomo Rubber Industries, Ltd.	10,000	166,786

		286,161

BANKS (2.3%)
Mizuho Financial Group, Inc.	30,000	62,200
Nishi-Nippon City Bank, Ltd.	15,000	38,760

		100,960

BEVERAGES (3.5%)
Coca-Cola West Co., Ltd.	4,000	77,786
Kirin Holdings Co., Ltd.	5,000	74,098

		151,884

CHEMICALS (1.3%)
JSR Corp.	3,000	54,295

COMPUTERS (2.0%)
INES Corp.	5,000	30,538
Otsuka Corp.	500	56,583

		87,121

COSMETICS/PERSONAL CARE (3.3%)
Unicharm Corp.	2,700	143,948

DISTRIBUTION/WHOLESALE (4.1%)
Marubeni Corp.	20,000	139,312
Yamae Hisano Co., Ltd.	4,000	37,994

		177,306

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Kyushu Leasing Service Co., Ltd.	13,000	30,671

ELECTRIC (3.7%)
Hokkaido Electric Power Co., Inc. (1)	6,000	78,501
Tohoku Electric Power Co., Inc. (1)	7,000	81,932

		160,433

ELECTRONICS (3.2%)
Hamamatsu Photonics K.K.	1,500	52,165
Hoya Corp.	4,000	86,365

		138,530

ENGINEERING & CONSTRUCTION (4.1%)
Kajima Corp.	33,000	116,280
Taihei Dengyo Kaisha, Ltd.	6,000	42,651
Takada Corp. (1)	6,000	17,588

		176,519

ENTERTAINMENT (2.0%)
Sankyo Co., Ltd.	2,000	88,449

FOOD (0.9%)
Maxvalu Kyushu Co., Ltd.	3,000	40,108

HAND/MACHINE TOOLS (2.1%)
Meidensha Corp.	28,000	90,369

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (96.3%) – Continued
HEALTHCARE-PRODUCTS (7.8%)
Asahi Intecc Co., Ltd.	4,000	$211,214
Terumo Corp.	2,500	126,775

		337,989

INSURANCE (6.7%)
Dai-ichi Life Insurance Co., Ltd.	110	150,209
T & D Holdings, Inc.	6,000	76,050
Tokio Marine Holdings ADR	2,000	63,700

		289,959

LEISURE TIME (1.7%)
Shimano, Inc.	800	72,230

MACHINERY-DIVERSIFIED (3.5%)
Fanuc, Ltd.	700	106,241
Torishima Pump Manufacturing Co., Ltd.	5,000	44,275

		150,516

REAL ESTATE (6.0%)
Mitsui Fudosan Co., Ltd.	3,000	90,787
Sumitomo Realty & Development Co., Ltd.	4,000	167,705

		258,492

REITS (1.8%)
Fukuoka REIT Corp.	10	76,090

RETAIL (2.9%)
Sugi Holdings Co., Ltd.	2,500	97,156
TOTAL MEDICAL SERVICE Co., Ltd.	2,600	28,015

		125,171

TRANSPORTATION (24.7%)
Daiichi Koutsu Sangyo Co., Ltd.	2,500	19,840
East Japan Railway Co.	1,500	120,876
Hankyu Hanshin Holdings, Inc.	22,000	126,055
Kawasaki Kisen Kaisha, Ltd.	30,000	61,587
Keikyu Corp.	13,000	108,610
Keio Corp.	18,000	126,851
Kintetsu World Express, Inc.	2,000	75,784
Mitsui OSK Lines, Ltd. (1)	18,000	69,492
Nippon Express Co., Ltd.	15,000	70,933
Nishi-Nippon Railroad Co., Ltd.	10,000	38,096
Tobu Railway Co., Ltd.	18,000	93,024
Yamato Holdings Co., Ltd.	7,000	153,856

		1,065,004

TOTAL COMMON STOCKS
(Cost $3,027,940)		4,163,155

EXCHANGE TRADED FUNDS (3.2%)
iShares MSCI Japan Index Fund	5,000	56,100
iShares S&P/TOPIX 150 Index Fund	1,700	81,175

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,184)		137,275

TOTAL INVESTMENTS (99.5%)
(Cost $3,172,124)		4,300,430
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)		19,657

NET ASSETS (100.0%)		$4,320,087

(1) Non-income producing.

ADR  —  American Depositary Receipt

REIT  —  Real Estate Investment Trusts

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (91.4%)
BERMUDA (3.2%)
Bunge, Ltd.	6,500	$494,065

BRAZIL (1.1%)
Vale SA ADR	12,000	164,640

CANADA (3.0%)
Enbridge, Inc.	2,500	111,125
InterOil Corp. (1)	4,000	342,800

		453,925

FRANCE (4.5%)
Arkema SA ADR	4,130	415,685
Total SA ADR	5,200	275,860

		691,545

GERMANY (2.2%)
Siemens AG ADR	3,000	331,380

GUERNSEY (2.5%)
Amdocs, Ltd.	10,000	384,700

ISRAEL (4.1%)
NICE Systems, Ltd. ADR	10,000	387,100
Teva Pharmaceutical Industries, Ltd. ADR	6,000	238,200

		625,300

JAPAN (1.9%)
Nidec Corp. ADR	14,000	283,920

MEXICO (2.7%)
Grupo Televisa SA ADR	15,000	406,500

NETHERLANDS (2.4%)
Unilever NV	9,000	360,090

SOUTH AFRICA (1.1%)
Shoprite Holdings, Ltd. ADR	5,000	169,500

SPAIN (1.5%)
Banco Santander SA ADR	31,672	231,839

SWITZERLAND (6.7%)
Nestle SA ADR	7,750	526,806
Roche Holding AG ADR	8,000	490,480

		1,017,286

UNITED KINGDOM (13.3%)
Anglo American PLC ADR	11,830	126,403
BG Group PLC ADR	10,000	179,900
Centrica PLC ADR	7,000	167,475
Diageo PLC ADR	2,000	250,660
InterContinental Hotels Group PLC ADR	9,333	269,817
Old Mutual PLC ADR	13,125	310,341
Prudential PLC ADR	13,500	480,330
Vodafone Group PLC ADR	7,875	235,856

		2,020,782

UNITED STATES (41.2%)
AECOM Technology Corp. (1)	10,000	339,000
AGCO Corp.	5,000	281,250
BorgWarner, Inc. (1)	2,000	190,860

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (91.4%) – Continued
UNITED STATES (41.2%) – Continued
CF Industries Holdings, Inc.	1,000	$196,010
Chemed Corp.	4,200	296,478
Conmed Corp.	15,720	515,616
DENTSPLY International, Inc.	8,700	373,056
Huntington Bancshares, Inc.	20,000	171,000
Integrated Silicon Solution, Inc. (1)	22,000	263,340
ITC Holdings Corp.	2,000	183,540
Johnson Controls, Inc.	6,000	241,260
KVH Industries, Inc. (1)	30,000	419,700
LifePoint Hospitals, Inc. (1)	4,500	221,220
Miller Industries, Inc.	14,000	232,260
National Oilwell Varco, Inc.	3,000	210,510
New York Community Bancorp, Inc.	10,000	151,700
Norfolk Southern Corp.	4,000	292,640
Northwest Natural Gas Co.	5,000	219,700
Pentair, Inc.	10,760	657,221
Starwood Hotels & Resorts Worldwide, Inc.	5,000	330,750
Tenneco, Inc. (1)	6,000	289,980
Wells Fargo & Co.	4,000	174,000

		6,251,091

TOTAL COMMON STOCKS
(Cost $9,358,932)		13,886,563

PREFERRED STOCKS (4.1%)
UNITED STATES (4.1%)
HSBC USA, Inc., Series F, 3.50%, Callable 8/30/13 (2) (3)	18,000	383,760
HSBC USA, Inc., Series G, 4.00%, Callable 8/30/13 (2) (3)	10,000	238,800

TOTAL PREFERRED STOCKS
(Cost $467,195)		622,560

	Contracts

CALL OPTION (0.2%)
UNITED STATES (0.2%)
Apple, Inc., Strike Price: $425.00, Expiration 1/18/2014 (1)	5	21,625

TOTAL UNITED STATES
(Cost $22,360)		21,625

	Shares

SHORT-TERM INVESTMENTS (4.8%)
Federated Government Obligations Fund, 0.01% (4)	730,235	730,235

TOTAL SHORT-TERM INVESTMENTS
(Cost $730,235)		730,235

TOTAL INVESTMENTS (100.5%)
(Cost $10,578,722)		15,260,983
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)		(73,304)

NET ASSETS (100.0%)		$15,187,679

(1) Non-income producing.
(2) Callable.
(3) Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at July 31, 2013.
(4) Rate disclosed is the seven day yield as of July 31, 2013.

ADR  —  American Depositary Receipt

PLC  —  Public Limited Company

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (96.9%)
BUILDING MATERIALS (10.2%)
Cemex SAB de CV ADR (1)	24,598	$283,123
CRH PLC ADR	3,000	63,330
James Hardie Industries NV - ADR	8,000	332,320
Lafarge SA ADR	5,000	80,650
PPC, Ltd. ADR	12,500	73,500

		832,923

ENGINEERING & CONSTRUCTION (2.7%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	153,998
Kajima Corp. ADR	2,000	70,180

		224,178

HOME BUILDERS (5.0%)
China Housing & Land Development, Inc. (1)	40,000	81,600
Desarrolladora Homex SAB de CV ADR (1)	13,000	22,490
MDC Holdings, Inc.	5,000	158,200
Toll Brothers, Inc. (1)	4,500	147,915

		410,205

LODGING (10.2%)
Home Inns & Hotels Management, Inc. ADR (1)	8,500	236,385
InterContinental Hotels Group PLC ADR	5,866	169,586
Marriott International, Inc., Class A	5,035	209,305
Ryman Hospitality Properties	5,924	220,669

		835,945

REAL ESTATE (7.9%)
Alto Palermo SA ADR	11,500	218,385
Gafisa SA ADR (1)	12,000	28,920
IRSA Inversiones y Representaciones SA ADR	6,000	46,680
WP Carey & Co., LLC	5,000	353,100

		647,085

REITS-APARTMENTS (9.4%)
AvalonBay Communities, Inc.	1,347	182,303
Campus Crest Communities, Inc.	11,000	124,850
Equity Residential	5,700	319,200
Essex Property Trust, Inc.	900	145,161

		771,514

REITS-DIVERSIFIED (4.4%)
Vornado Realty Trust	2,307	195,657
Washington Real Estate Investment Trust	6,000	161,280

		356,937

REITS-HEALTH CARE (2.0%)
Health Care REIT, Inc.	2,500	161,225

REITS-HOTELS (8.6%)
Host Hotels & Resorts, Inc.	15,317	273,562
LaSalle Hotel Properties	11,000	296,340
Pebblebrook Hotel Trust	5,000	133,250

		703,152

REITS-OFFICE PROPERTY (14.0%)
Alexandria Real Estate Equities, Inc.	2,500	171,250
BioMed Realty Trust, Inc.	9,000	185,940
Boston Properties, Inc.	2,500	267,375
Corporate Office Properties Trust SBI MD	4,000	101,920

SCHEDULE OF INVESTMENTS – July 31, 2013 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (96.9%) – Continued
REITS-OFFICE PROPERTY (14.0%) – Continued
Douglas Emmett, Inc.	6,000	$150,060
SL Green Realty Corp.	3,000	271,950

		1,148,495

REITS-SHOPPING CENTERS (3.8%)
Acadia Realty Trust	4,985	128,513
Saul Centers, Inc.	4,100	186,058

		314,571

REITS-SINGLE TENANT (1.7%)
National Retail Properties, Inc.	4,000	139,960

REITS-STORAGE (4.8%)
Extra Space Storage, Inc.	9,400	395,270

REITS-WAREHOUSE/INDUSTRIES (2.3%)
EastGroup Properties, Inc.	3,000	185,580

RETAIL (3.0%)
Kingfisher PLC ADR	20,000	241,600

SAVINGS & LOANS (2.0%)
Harleysville Savings Financial Corp.	8,675	165,692

TELECOMMUNICATIONS (4.9%)
American Tower Corp., Class A	2,500	176,975
SBA Communications Corp., Class A (1)	3,000	222,270

		399,245

TOTAL COMMON STOCKS
(Cost $6,327,062)		7,933,577

EXCHANGE TRADED FUNDS (2.1%)
Guggenheim China Real Estate ETF	8,500	176,545

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,153)		176,545

SHORT-TERM INVESTMENTS (1.2%)
Federated Government Obligations Fund, 0.01% (2)	94,814	94,814

TOTAL SHORT-TERM INVESTMENTS
(Cost $94,814)		94,814

TOTAL INVESTMENTS (100.2%)
(Cost $6,566,029)		8,204,936
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(15,100)

NET ASSETS (100.0%)		$8,189,836

(1) Non-income producing.
(2) Rate disclosed is the seven day yield as of July 31, 2013.

ADR  —  American Depositary Receipt

PLC  —  Public Limited Company

REIT  —  Real Estate Investment Trusts

Federal Tax Information

At July 31, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$7,104,380	$98,161	$1,293,984	$4,816,418	$2,352,093
Gross unrealized depreciation	(2,049,781)	(194,837)	(165,937)	(134,166)	(751,414)

Net unrealized appreciation (depreciation)	$5,054,599	$(96,676)	$1,128,047	$4,682,252	$1,600,679

Cost of investments	$16,865,005	$1,925,115	$3,172,383	$10,578,731	$6,604,257

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended July 31, 2013 appears below:

							Change in
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Realized
Security Held	of Ownership	10/31/2012	7/31/2013	10/31/2012	Purchases	Sales	Depreciation	7/31/2013	Income	Gain/(Loss)

Mowbray Collectibles, Ltd.	7.36%	821,593	821,593	$304,056	$-	$-	$24,056	$328,112	$-	$-

A) Valuation of Securities – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500 Futures, Tokyo close to New York close. In the Africa Fund, the measure is based on a comparison between the S&P 500 Futures, London close to New York close.

B) Fair Value Measurements  – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options and Rights. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2013:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$20,154,183	$-	$-	$20,154,183
Preferred Stocks*	609,724	-	-	609,724
Corporate Bonds	1,069,729	-	-	1,069,729
Short Term Investments	85,968	-	-	85,968

Total	$21,919,604	$-	$-	$21,919,604

	Africa Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$1,196,206	$-	$-	$1,196,206
Exchange Traded Funds	515,562	-	-	515,562
Sovereign Bonds	-	21,115	-	21,115
Short Term Investments	95,556	-	-	95,556

Total	$1,807,324	$21,115	$-	$1,828,439

	Japan Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$4,163,155	$-	$-	$4,163,155
Exchange Traded Funds	137,275	-	-	137,275
Short Term Investments	-	-	-	-

Total	$4,300,430	$-	$-	$4,300,430

	Global Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$13,886,563	$-	$-	$13,886,563
Preferred Stocks*	622,560	-	-	622,560
Call Options	21,625	-	-	21,625
Short Term Investment	730,235	-	-	730,235

Total	$15,260,983	$-	$-	$15,260,983

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$7,933,577	$-	$-	$7,933,577
Exchange Traded Funds	176,545	-	-	176,545
Short Term Investments	94,814	-	-	94,814

Total	$8,204,936	$-	$-	$8,204,936

*	All sub-categories within Common and Preferred Stocks represent Level 1 evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**	There were no Level 3 securities held as of July 31, 2013.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation on Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities Fund
Written Options	$11,610	$-	$-	$11,610
Global Fund
Written Options	9,988	-	-	9,988

Total	$21,598	$-	$-	$21,598

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended July 31, 2013, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and Japan Fund were fair valued. On October 31, 2012 and July 31, 2013, conditions were not met requiring securities to be fair valued and therefore, categorized in Level 1. The Africa Fund held a fixed income security at October 31, 2012, which was priced at the last trade price and categorized as a Level 1. The 3rd party pricing service provided a price-to-maturity evaluation on July 31, 2013 and categorized the security as a Level 2. The Commonwealth Global Fund held an American Depositary Receipt at October 31, 2012, which received an evaluated price and was categorized as a Level 2. As a result of limited trading, the 3rd party pricing service provided a last trade price on July 31, 2013 and the security was categorized as Level 1.

The following is a reconciliation of transfers between category levels from October 31, 2012 to July 31, 2013:

	Global Fund	Africa Fund

Transfers into Level 1	$310,341	$-
Transfers out of Level 1	$-	$(21,115)

Net Transfers in (out) of Level 1	$310,341	$(21,115)

Transfers into Level 2	$-	$21,115
Transfers out of Level 2	$(310,341)	$-

Net Transfers in (out) of Level 2	$(310,341)	$21,115

C) Financial Instruments with Off-Balance Sheet Risk – In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

At July 31, 2013, the Real Estate Securities Fund had the following outstanding written options:

		Expiration	Exercise	Number of	Market	Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation

Toll Brothers, Inc.	Call	9/21/2013	$38.00	45	$1,800.00	$11,610.00

At July 31, 2013, the Global Fund had the following outstanding written options:

		Expiration	Exercise	Number of	Market	Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation/Depreciation

InterOil Corp.	Call	1/18/2014	$105.00	40	$23,800.00	$12,729.00
Tenneco, Inc.	Call	1/18/2014	$48.00	60	$28,800.00	$(2,741.00)

				100	$52,600.00	$9,988.00

Item 2.  Controls and Procedures

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
September 24, 2013

/s/ Terrance P. Gallagher
By: Terrance P. Gallagher
Treasurer
September 24, 2013